Capital, Share Premium, Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Capital, Share Premium, Reserves
Schedule of evolution of the share capital and share premium

	Common	Total of	Par value	Share capital	Share premium
(Number of shares except otherwise stated)	shares	shares	(in EUR)	(in EUR 000)	(in EUR 000)
January 1, 2021	22,097,609	22,097,609	0.17	3,796	157,514
February 22, 2021 - Exercise warrants	10,000	10,000	0.17	2	50
June 23, 2021 - Exercise warrants	60,000	60,000	0.17	10	300
July 7, 2021 - IPO	2,835,000	2,835,000	0.17	487	71,355
July 9, 2021 - IPO	425,250	425,250	0.17	73	10,703
July 9, 2021 - Exercise warrants	10,000	10,000	0.17	2	118
September 10, 2021 - Exercise warrants	82,500	82,500	0.17	14	558
September 30, 2021 - Exercise warrants	27,000	27,000	0.17	5	135
October 11, 2021 - Exercise warrants	110,000	110,000	0.17	19	755
November 4, 2021 - Exercise warrants	90,000	90,000	0.17	15	585
November 25, 2021 - Exercise warrants	25,000	25,000	0.17	4	125
December 31, 2021	25,772,359	25,772,359	0.17	4,427	242,198
February 10, 2022 - Exercise warrants	25,000	25,000	0.17	4	125
June 8, 2022 - Capital increase in cash	38,920	38,920	0.17	7	—
September 30, 2022 - Exercise warrants	10,000	10,000	0.17	2	117
December 31, 2022	25,846,279	25,846,279	0.17	4,440	242,440

Schedule of movement in other comprehensive income

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2021	149	—	149
Currency translation differences	121	—	121
Remeasurements of post-employment benefit obligations	—	(68)	(68)
Total other comprehensive income at December 31, 2021	270	(68)	202
Currency translation differences	(96)	—	(96)
Remeasurements of post-employment benefit obligations	—	70	70
Total other comprehensive income at December 31, 2022	174	2	176